Average Annual Total Returns{- Government Portfolio} - 03.31 FIMM Funds Class 3 Combo PRO-11 - Government Portfolio - Class III - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.81%	0.41%